QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                   811-10103
               -------------------------------------------------
                       Investment Company Act file number


                         SATUIT CAPITAL MANAGEMENT TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                              Mr. Thomas R. Westle
                                   Blank Rome
                             The Chrysler Building
                              405 Lexington Avenue
                         New York, New York 10174-0208
      ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 567-4030
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 10/31
                        -------------------------------

                      Date of reporting period: 01/31/08
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



Satuit Capital Management Trust

QUARTERLY STATEMENTS OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Satuit Capital Micro Cap Fund

                          SATUIT CAPITAL MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                          January 31, 2008 (unaudited)



Number                                     % of     Market
of ShareSecurity Description              Net AssetsValue
---------------------------------------   -------  --------
---------------------------------------   -------  --------

        COMMON STOCKS:                    82.91%

        AEROSPACE/DEFENSE:                 1.60%
 65,200 DUCOMMUN, INC.                             $ 2,060,320
                                                   --------
                                                   --------

        COMMERCIAL SERVICES:               3.44%
110,400 51 JOB INC. ADR                            1,962,912
103,500 PEOPLESUPPORT INC.                         1,294,785
 38,700 TEAM, INC.                                 1,162,935
                                                   --------
                                                   --------
                                                   4,420,632
                                                   --------
                                                   --------

        COMPUTER SOFTWARE/STORAGE:         6.49%
178,900 AMERICAN SOFTWARE CLASS A                  1,661,981
219,800 INTERVOICE, INC.                           1,428,700
 93,600 JDA SOFTWARE GROUP, INC.                   1,665,144
 74,700 OMNICELL, INC.                             1,873,476
208,000 SMART MODULAR TECHNOLOGIES, INC.           1,716,000
                                                   --------
                                                   --------
                                                   8,345,301
                                                   --------
                                                   --------

        ELECTRONIC/EQUIPMENT:              4.48%
 37,500 AMERICAN SCIENCE & ENGINEERING INC.        1,993,500
701,000 RAE SYSTEMS INC.                           1,647,350
185,100 TASER INTERNATIONAL UTS                    2,126,799
                                                   --------
                                                   --------
                                                   5,767,649
                                                   --------
                                                   --------

        ENERGY:                            2.00%
 20,800 DAWSON GEOPHYSICAL CO.                     1,191,424
123,000 HEADWATERS, INC.                           1,386,210
                                                   --------
                                                   --------
                                                   2,577,634
                                                   --------
                                                   --------

        FINANCIAL:                         9.02%
115,600 AMERISAFE INC.                             1,589,500
141,300 AMTRUST FINANCIAL                          2,218,410
193,750 CASTLEPOINT HLDGS.                         2,507,125
 60,700 DARWIN PROFESSIONAL UNDERWRITERS, INC.     1,346,326
 89,100 EASTERN INSURANCE HOLDINGS, INC.           1,455,003
 62,800 FIRST MECURY FINANCIAL CORP.               1,200,108
118,050 TRADESTATION GROUP INC.                    1,286,745
                                                   --------
                                                   --------
                                                   11,603,217
                                                   --------
                                                   --------

        HEALTHCARE:                       13.73%
155,000 ADVANCED ANALOGIC TECHNOLOGIES, INC.       1,044,700
 83,702 AMERICAN PHYSICIAN                         1,582,805
177,000 BIO-IMAGING TECHNOLOGIES INC.              1,430,160
311,234 BIOSPHERE MEDICAL INC.                     1,633,979
 55,400 CYNOSURE INC CLASS A                       1,375,582
164,500 FIVE START QUALITY CARE                    1,255,135
106,000 MERIT MEDICAL                              1,704,480
 48,800 OMRIX BIOPHARMACEUTICALS, INC.             1,135,088
394,600 ORCHID CELLMARK, INC.                      1,961,162
603,900 PHC, INC - CLASS                           1,539,945
 69,000 REHABCARE GROUP INC.                       1,448,310
 89,600 SUN HEALTHCARE GROUP                       1,543,808
                                                   --------
                                                   --------
                                                   17,655,154
                                                   --------
                                                   --------

        INDUSTRIAL:                        2.41%
 43,900 HURCO COMPANIES                            1,605,423
142,600 METALICO INC.                              1,488,744
                                                   --------
                                                   --------
                                                   3,094,167
                                                   --------
                                                   --------

        INTERNET:                          4.01%
103,000 GREENFIELD ONLINE, INC.                    1,324,580
345,000 HARRIS INTERACTIVE INC.                    1,093,650
128,193 INTERWOVEN, INC                            1,624,205
198,000 S1 CORPORATION                             1,120,680
                                                   --------
                                                   --------
                                                   5,163,115
                                                   --------
                                                   --------

        MANUFACTURING:                     1.88%
 38,200 ACETO CORP.                                257,850
231,700 LANDEC CORP.                               2,159,444
                                                   --------
                                                   --------
                                                   2,417,294
                                                   --------
                                                   --------

        METAL PROCESSOR:                   1.63%
 39,200 DYNAMIC MATERIALS CO                       2,100,336
                                                   --------
                                                   --------

        OIL & GAS:                        11.37%
 33,400 GULFMARK OFFSHORE, INC.                    1,396,788
102,400 GULPORT ENERGY CORP.                       1,551,360
 92,300 INTEROIL CORPORATION                       1,987,219
 84,200 MITCHAM INDUSTRIES                         1,414,560
 26,300 NATCO GROUP INC. - A                       1,204,014
103,500 NATURAL GAS SERVICES GROUP                 1,790,550
193,965 T.G.C. INDUSTRIES                          1,510,987
 37,700 T-3 ENERGY SERVICE INC.                    1,696,123
164,000 TXCO RESOURCES, INC.                       2,074,600
                                                   --------
                                                   --------
                                                   14,626,201
                                                   --------
                                                   --------

        RETAIL:                            2.93%
 58,000 JOSEPH A. BANK CLOTHIERS, INC.             1,579,920
208,300 SPORT SUPPLY GROUP INC.                    2,187,150
                                                   --------
                                                   --------
                                                   3,767,070
                                                   --------
                                                   --------

        SEMI-CONDUCTORS:                   3.30%
168,700 02MICRO INTERNATIONAL LIMITED ADR          1,344,539
371,024 CATALYST SEMICONDUCTOR, INC.               1,584,272
 85,500 SILICON MOTION ADR                         1,316,700
                                                   --------
                                                   --------
                                                   4,245,511
                                                   --------
                                                   --------

        TECH:                              4.59%
230,000 BELL MICROPRODUCTS                         1,209,800
140,000 ERESEARCH TECHNOLOGY, INC.                 1,360,800
103,900 NCI, INC.                                  1,610,450
103,200 OPLINK COMMUNICATIONS, INC.                1,317,864
 33,228 RADIANT SYSTEMS                            404,052
                                                   --------
                                                   --------
                                                   5,902,966
                                                   --------
                                                   --------

        TELECOMMUNICATIONS:                7.33%
 95,000 ANAREN INC.                                1,297,700
185,900 CHINA GRENTECH CORP. LTD ADR               1,323,608
 95,800 CPI INTERNATIONAL                          1,239,652
139,200 GLOBECOMM SYSTEMS                          1,304,304
233,000 OPTIUM CORPORATION                         1,610,030
328,000 SYMMETRICOM                                1,433,360
148,500 WPCS INTERNATIONAL                         1,220,670
                                                   --------
                                                   --------
                                                   9,429,324
                                                   --------
                                                   --------

        TRANSPORTATION:                    2.69%
 61,000 CELADON GROUP INC.                         581,940
 88,303 PROVIDENCE & WORCESTER RAILROAD CO.        1,633,606
125,000 WONDER AUTO TECHNOLOGY, INC.               1,248,750
                                                   --------
                                                   --------
                                                   3,464,296
                                                   --------
                                                   --------

        Total Securities                  82.91%   106,640,187
        Cash and Cash Equivalents         17.09%   21,989,056
                                          -------  --------
                                          -------  --------
        TOTAL INVESTMENTS                 100.00%  128,629,243
                                          =======  ========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Satuit Capital Management Trust
             -----------------------------



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 03-31-2008
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 03-31-2008
      ------------------------------------




By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Financial Officer



Date: 03-31-2008
      ------------------------------------